Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8: - FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures warrants liability at fair value classified within Level 3.

The following table presents assets measured at fair value on a recurring basis as of December 31, 2024 and for the six months ended June 30, 2025:

	June 30,	December 31,
	2025	2024
	Fair value measurement using input Level 3
Non-current liabilities:
Warrants liability	$3	$3

Total liabilities	$3	$3

The warrants fair value was established by management leveraging calculations by an independent expert using the binomial model.